FORM 13F

Report for the Calendar Year or Quarter
Ended: September 30, 2011

This Amendment (Check only one.):
   is a restatement
 x adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] November 9, 2011

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
49

Form 13F Information Table Value Total:
$449,028,605

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 September 30, 2011

                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AMERICAN TEL & TEL    	COM  	030177109 	  979,087	   34,330   x      34,330
ASTORIA FIN'L         	COM  	46265104	  228,347	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   12,544,112  	2,284,902   x   2,284,902
AMBAC FIN'L			COM	23139108	    6,400	  100,000	x	100,000
ASTEC INDUST		COM	46224101	3,718,560	  127,000	x	127,000
BANK OF AMERICA		COM	60505104	  247,107	   40,377  	x      40,377
BP PLC			COM	55622104	2,759,355	   76,500	x	 76,500
BRISTOL MYERS SQUIBB	COM  	110122108  50,549,455	1,610,881  	x   1,610,881
CFS BANCORP			COM 	12525D102	  451,931	  104,362  	x     104,362
CITIGROUP, INC		COM  	172967101  21,755,025	  849,308  	x     849,308
CHEVRONTEXCO CORP.	COM  	166764100	1,776,432	   19,180	x      19,180
COMCAST CL. A		COM	20030N101	1,893,136	   91,016  	x      91,016
CTM MEDIA CL A		COM	22944D104	  371,275	  212,157	x	212,157
CTM MEDIA CL B		COM	22944D203	   23,711	   11,080	x	 11,080
DIME COMM.BANC		COM  	253922108	1,361,335	  134,386  	x     134,386
EXXON MOBIL CORP		COM  	30231G102	1,362,684	   18,762  	x      18,762
FIRST PLACE FIN'L		COM  	33610T109      15,953	   17,726  	x      17,726
FIRST NIAGARA FIN'L	COM	33582V108   2,247,067	  245,581	x     245,581
FLUSHING FINANCIAL CORP	COM  	343873105   1,626,329	  150,586 	x     150,586
GENERAL ELECTRIC		COM	369604103	  281,570	   18,500	x	 18,500
HOLOGIC              	COM 	436440101  24,122,969	1,585,994 	x   1,585,994
IBM                    	COM  	459200101   1,936,510      11,074 	x      11,074
IDT CORP. CL. B		COM  	448847309  13,706,719     671,898	x     671,898
KEYCORP NEW			COM	493267108	  149,940	   25,285	x	 25,285
LANDMARK SVGS. BK.     	COM  	514928100	1,617,139	  105,903   x     105,903
MERCK & CO.			COM  	589331107  42,821,720	1,309,532  	x   1,309,532
MERITOR SVGS BK PA     	COM  	590007100	   90,094	   21,400  	x      21,400
MEDQUIST HOLDINGS		COM	58506K102   7,635,910	1,010,041	x   1,010,041
MEDCO HEALTH SOL.		COM	58405U102	  310,318	    6,618  	x       6,618
MONSANTO 			COM	66166W101	  598,542	    9,969	x       9,969
MBIA INC.			COM	55262C100  22,023,739	3,029,400	x   3,029,400
NAM TAI ELEC.		COM  	629865205  13,310,996	2,710,997  	x   2,710,997
NEW YORK COMMUNITY BANC	COM  	649445103  43,235,802	3,633,261	x   3,633,261
NEWMARKET GROUP		COM	651587107     495,856	    3,265	x       3,265
NOVARTIS ADR           	COM  	66987V109	2,534,189	   45,440  	x      45,440
NY TIMES CL A.		COM	650111107  19,209,254	3,306,240	x   3,306,240
OLD REPUBLIC           	COM  	680223104  24,011.280  	2,691,848  	x   2,691,848
PHI INC. NON-VOTE      	COM  	716604202	  645,592      33,730  	x      33,730
PFIZER INC.            	COM  	717081103  45,771,088	2,588,862  	x   2,588,862
PROVIDENT BANCORP      	COM  	74383A109   5,580,066	1,005,166  	x   1,005,166
PATTERSON ENERGY		COM	703481101  14,156,029	  816,380	x	816,380
QUESTAR CORP.          	COM  	748356102     282,475	   15,950  	x      15,950
SEABOARD CORP.         	COM  	811543107  27,444,308      15,230  	x      15,230
SLM CORP.			COM	78443P106  24,252,339	1,947,979  	x   1,947,979
SYMS CORP              	COM  	871551107	3,834,832     437,267  	x     437,267
TCF FIN'L              	COM  	872275102	  223,174      24,364  	x      24,364
TRAVELERS			COM	89417E109   3,234,624	   66,378	x      66,378
USG INC.			COM	903293405	1,224,860	  182,000	x	182,000
VOLVO                  	COM  	928856400	   99,370  	   10,000  	x      10,000

TOTALS                                  449,028,605  33,497,799  	   33,497,799